INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets valuation allowance	$ 17,325,000	$ 16,260,000
Change in valuation allowance	1,065,000	$ 1,122,000
Net operating loss carry forwards	$ 34,129,000
Net operating loss carry forwards expiration date	Dec. 31, 2036